Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	60 Months Ended	71 Months Ended	80 Months Ended	89 Months Ended	117 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000166746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class
C000001973
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000166756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class
C000200769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class
C000200770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class
C000166759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class
C000161865
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000166752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class
C000001997
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000248152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class
C000248153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000210023
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class
C000210022
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000165338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class
C000165335
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000166749
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class
C000001988
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000215757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class
C000215758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000166750
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class
C000001991
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000166748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class
C000001985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000166751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class
C000001994
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000166746
Average Annual Return [Line Items]
Average Annual Return, Percent	25.53%		15.01%					16.71%
Without Sales Load [Member] | C000001973
Average Annual Return [Line Items]
Average Annual Return, Percent	25.42%		14.91%					16.62%
Without Sales Load [Member] | C000001974
Average Annual Return [Line Items]
Average Annual Return, Percent	25.11%		14.63%					16.33%
Without Sales Load [Member] | C000001975
Average Annual Return [Line Items]
Average Annual Return, Percent	24.98%		14.50%					16.20%
Without Sales Load [Member] | C000166756
Average Annual Return [Line Items]
Average Annual Return, Percent	25.19%		8.67%					8.77%
Without Sales Load [Member] | C000099979
Average Annual Return [Line Items]
Average Annual Return, Percent	25.09%		8.60%					8.69%
Without Sales Load [Member] | C000099980
Average Annual Return [Line Items]
Average Annual Return, Percent	24.78%		8.24%					8.35%
Without Sales Load [Member] | C000099981
Average Annual Return [Line Items]
Average Annual Return, Percent	24.69%		8.21%					8.30%
Without Sales Load [Member] | C000200769
Average Annual Return [Line Items]
Average Annual Return, Percent	6.21%		(0.14%)			2.24%
Without Sales Load [Member] | C000200768
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%		(0.22%)			2.16%
Without Sales Load [Member] | C000200770
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%		0.61%					2.59%
Without Sales Load [Member] | C000001976
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%		0.46%					2.50%
Without Sales Load [Member] | C000001977
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%		0.22%					2.25%
Without Sales Load [Member] | C000166759
Average Annual Return [Line Items]
Average Annual Return, Percent	22.60%		11.60%						7.12%
Without Sales Load [Member] | C000161865
Average Annual Return [Line Items]
Average Annual Return, Percent	22.54%		11.52%						7.05%
Without Sales Load [Member] | C000161866
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%		11.23%						6.77%
Without Sales Load [Member] | C000161867
Average Annual Return [Line Items]
Average Annual Return, Percent	22.03%		11.10%						6.65%
Without Sales Load [Member] | C000166752
Average Annual Return [Line Items]
Average Annual Return, Percent	21.12%		11.58%					6.43%
Without Sales Load [Member] | C000001997
Average Annual Return [Line Items]
Average Annual Return, Percent	21.02%		11.50%					6.35%
Without Sales Load [Member] | C000001998
Average Annual Return [Line Items]
Average Annual Return, Percent	20.74%		11.22%					6.09%
Without Sales Load [Member] | C000001999
Average Annual Return [Line Items]
Average Annual Return, Percent	20.59%		11.09%					5.96%
Without Sales Load [Member] | C000248152
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%	6.85%
Without Sales Load [Member] | C000248153
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%	6.76%
Without Sales Load [Member] | C000210023
Average Annual Return [Line Items]
Average Annual Return, Percent	27.71%		14.54%		11.32%
Without Sales Load [Member] | C000210022
Average Annual Return [Line Items]
Average Annual Return, Percent	27.60%		14.45%		11.23%
Without Sales Load [Member] | C000210024
Average Annual Return [Line Items]
Average Annual Return, Percent	27.04%		14.02%		10.81%
Without Sales Load [Member] | C000165338
Average Annual Return [Line Items]
Average Annual Return, Percent	20.01%		11.74%				8.33%
Without Sales Load [Member] | C000165335
Average Annual Return [Line Items]
Average Annual Return, Percent	19.85%		11.65%				8.25%
Without Sales Load [Member] | C000165336
Average Annual Return [Line Items]
Average Annual Return, Percent	19.66%		11.38%				7.98%
Without Sales Load [Member] | C000165337
Average Annual Return [Line Items]
Average Annual Return, Percent	19.49%		11.25%				7.86%
Without Sales Load [Member] | C000166749
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%		11.39%					11.13%
Without Sales Load [Member] | C000001988
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%		11.29%					11.04%
Without Sales Load [Member] | C000001989
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%		11.00%					10.75%
Without Sales Load [Member] | C000001990
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%		10.90%					10.64%
Without Sales Load [Member] | C000215757
Average Annual Return [Line Items]
Average Annual Return, Percent	3.85%		9.67%	9.16%
Without Sales Load [Member] | C000215758
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%		9.60%	9.08%
Without Sales Load [Member] | C000215756
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%		9.21%	8.70%
Without Sales Load [Member] | C000166750
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%		16.68%					8.32%
Without Sales Load [Member] | C000001991
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		16.58%					8.24%
Without Sales Load [Member] | C000001992
Average Annual Return [Line Items]
Average Annual Return, Percent	10.29%		16.29%					7.97%
Without Sales Load [Member] | C000001993
Average Annual Return [Line Items]
Average Annual Return, Percent	10.18%		16.16%					7.85%
Without Sales Load [Member] | C000166748
Average Annual Return [Line Items]
Average Annual Return, Percent	12.42%		8.46%					11.15%
Without Sales Load [Member] | C000001985
Average Annual Return [Line Items]
Average Annual Return, Percent	12.32%		8.37%					11.06%
Without Sales Load [Member] | C000001986
Average Annual Return [Line Items]
Average Annual Return, Percent	12.03%		8.09%					10.74%
Without Sales Load [Member] | C000001987
Average Annual Return [Line Items]
Average Annual Return, Percent	11.90%		7.99%					10.65%
Without Sales Load [Member] | C000166751
Average Annual Return [Line Items]
Average Annual Return, Percent	3.22%		10.94%					9.33%
Without Sales Load [Member] | C000001994
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%		10.86%					9.25%
Without Sales Load [Member] | C000001995
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%		10.58%					8.98%
Without Sales Load [Member] | C000001996
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%		10.46%					8.85%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)					1.90%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		(0.24%)					1.90%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		(0.24%)					1.90%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		(0.24%)					1.90%
Harbor Index: Bloomberg U.S. Aggregate Bond (GB49 only)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)			2.07%
Harbor Index: Bloomberg U.S. Aggregate Bond (GB49 only)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		(0.24%)			2.07%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)					1.90%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		(0.24%)					1.90%
Harbor Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		(0.24%)					1.90%
Harbor Index: MSCI All Country World ex. U.S. (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Ex. U.S. (ND) Index
Average Annual Return, Percent	24.93%		11.18%						7.70%
Harbor Index: MSCI All Country World ex. U.S. (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Ex. U.S. (ND) Index
Average Annual Return, Percent	24.93%		11.18%						7.70%
Harbor Index: MSCI All Country World ex. U.S. (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%		11.18%						7.70%
Harbor Index: MSCI All Country World ex. U.S. (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%		11.18%						7.70%
Harbor Index: MSCI EAFE (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE (ND) Index
Average Annual Return, Percent	23.03%		12.33%					7.48%
Harbor Index: MSCI EAFE (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE (ND) Index
Average Annual Return, Percent	23.03%		12.33%					7.48%
Harbor Index: MSCI EAFE (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%		12.33%					7.48%
Harbor Index: MSCI EAFE (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%		12.33%					7.48%
Harbor Index: MSCI All Country World ex. U.S. (ND) Index(GB85)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Ex. U.S. (ND) Index
Average Annual Return, Percent	24.93%	18.47%
Harbor Index: MSCI All Country World ex. U.S. (ND) Index(GB85)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Ex. U.S. (ND) Index
Average Annual Return, Percent	24.93%	18.47%
Harbor Index: MSCI EAFE (ND) Index (GB70 Only)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE (ND) Index
Average Annual Return, Percent	23.03%		12.33%		8.99%
Harbor Index: MSCI EAFE (ND) Index (GB70 Only)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE (ND) Index
Average Annual Return, Percent	23.03%		12.33%		8.99%
Harbor Index: MSCI EAFE (ND) Index (GB70 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%		12.33%		8.99%
Harbor Index: MSCI EAFE (ND) Index (GB45 only)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE (ND) Index
Average Annual Return, Percent	23.03%		12.33%				8.75%
Harbor Index: MSCI EAFE (ND) Index (GB45 only)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE (ND) Index
Average Annual Return, Percent	23.03%		12.33%				8.75%
Harbor Index: MSCI EAFE (ND) Index (GB45 only)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%		12.33%				8.75%
Harbor Index: MSCI EAFE (ND) Index (GB45 only)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%		12.33%				8.75%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index(GB72 Only)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%		17.64%	15.82%
Harbor Index: S&P 500 Index(GB72 Only)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%		17.64%	15.82%
Harbor Index: S&P 500 Index(GB72 Only)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		17.64%	15.82%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		17.64%					14.64%
Harbor Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%		19.24%					18.28%
Harbor Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%		19.24%					18.28%
Harbor Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.52%		19.24%					18.28%
Harbor Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.52%		19.24%					18.28%
Harbor Index: ICE BofA U.S. Convertible Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Convertible Bond Index
Average Annual Return, Percent	22.32%		9.32%					11.04%
Harbor Index: ICE BofA U.S. Convertible Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%		9.32%					11.04%
Harbor Index: ICE BofA U.S. Convertible Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%		9.32%					11.04%
Harbor Index: ICE BofA U.S. Convertible Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%		9.32%					11.04%
Harbor Index: MSCI EAFE Small Cap (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap (ND) Index
Average Annual Return, Percent	24.50%		9.06%				8.06%
Harbor Index: MSCI EAFE Small Cap (ND) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap (ND) Index
Average Annual Return, Percent	24.50%		9.06%				8.06%
Harbor Index: MSCI EAFE Small Cap (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.50%		9.06%				8.06%
Harbor Index: MSCI EAFE Small Cap (ND) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.50%		9.06%				8.06%
Harbor Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.15%		14.28%					9.97%
Harbor Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.15%		14.28%					9.97%
Harbor Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%		14.28%					9.97%
Harbor Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%		14.28%					9.97%
Harbor Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.79%		12.33%	10.42%
Harbor Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.79%		12.33%	10.42%
Harbor Index: Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%		12.33%	10.42%
Harbor Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.86%		13.23%					9.20%
Harbor Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.86%		13.23%					9.20%
Harbor Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%		13.23%					9.20%
Harbor Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%		13.23%					9.20%
Harbor Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.81%		8.94%					9.65%
Harbor Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.81%		8.94%					9.65%
Harbor Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%		8.94%					9.65%
Harbor Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%		8.94%					9.65%
Harbor Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.87%		13.85%					8.66%
Harbor Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.87%		13.85%					8.66%
Harbor Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%		13.85%					8.66%
Harbor Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%		13.85%					8.66%